Issuance of common units and Series A Preferred Units	12 Months Ended
Dec. 31, 2019
Issuance of common units and Series A Preferred Units
Issuance of common units and Series A Preferred Units

20.   Issuance of common units and Series A Preferred Units

From the commencement of the Prior ATM program in January 2018 through December 31, 2019, the Partnership sold 2,025,590. Series A preferred units and 306,266 common units and received net proceeds of $51.7 million and $5.6 million, respectively. The compensation paid to the Agent for such sales was $1.0 million.

For the year ended December 31, 2019, the Partnership sold 53,160 common units at an average gross sales price of $19.6 per unit for net proceeds, after sales commissions, of $1.0 million. For the year ended December 31, 2019, the Partnership sold 496,520 Series A preferred units at an average gross sales price of $26.79 per unit for net proceeds, after sales commissions, of $13.1 million. The Partnership has paid an aggregate of $0.2 million in sales commissions to the Agent in connection with such sales for the period ended December 31, 2019. Proceeds in the table below are included for all units issued for the year ended December 31, 2019.

	Year ended
	December 31, 2019
		Series A
		Preferred
(in thousands of U.S. dollars)	Common units	Units	Total
Gross proceeds for units issued	$1,042	13,298	$14,340
Less: Commissions	(13)	(233)	(246)
Net proceeds for units issued	$1,029	13,065	$14,094

For the year ended December 31, 2018, the Partnership sold 253,106 common units at an average gross sales price of $18.26 per unit for net proceeds, after sales commissions, of $4.6 million. For the year ended December 31, 2018, the Partnership sold 1,529,070 Series A preferred units at an average gross sales price of $25.74 per unit for net proceeds, after sales commissions, of $38.7 million. The Partnership has paid an aggregate of $0.8 million in sales commissions to the Agent in connection with such sales for the period ended December 31, 2018. Proceeds in the table below are included for all units issued for the year ended December 31, 2018.

	Year ended December 31, 2018
		Series A
(in thousands of U.S. dollars)	Common units	Preferred Units	Total
Gross proceeds for units issued	$4,623	39,360	$43,983
Less: Commissions	(60)	(701)	(761)
Net proceeds for units issued	$4,563	38,659	$43,222

On October 5, 2017, the Partnership issued 4,600,000 8.75% Series A preferred units. The offering price was $25.0 per unit. The Partnership’s total proceeds and net proceeds from the preferred unit offering were $115.0 million and $110.9 million, respectively. During October 2017, net proceeds of $34.4 million and $24.3 million were used to repay outstanding balances under the seller’s credit note and revolving credit facility, respectively. During December 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and settled part of the purchase price with cash of $45.3 million from the issuance of the Series A preferred units.

8.75% Series A Cumulative Redeemable Preferred Units:

Year ended
(in thousands of U.S. dollars)	December 31, 2017
Gross proceeds received	$115,000
Less: Underwriters' discount	(3,623)
Less: Offering expenses	(453)
Net proceeds received	$110,924